............................
                                                           OMB APPROVAL
                                                  ............................
                                                  OMB NUMBER:        3235-0006
                                                  EXPIRES:    OCTOBER 31, 2000
                                                  ESTIMATED AVERAGE
                                                  BURDEN HOURS PER
                                                  RESPONSE................24.7
                                                  ............................

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2001 Check here if Amendment [ ]; Amendment Number: _____________


                        This Amendment (Check only one.):
                            [_]   is a restatement.
                            [_]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Chatterjee Fund Management, L.P. (a)
Address:          888 Seventh Avenue
                  New York, NY 10106

Form 13F File Number:  28-7214

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Peter A. Hurwitz
Title:            Attorney-in-Fact
Phone:            212-397-5553

Signature, Place, and Date of Signing:
/S/ PETER A. HURWITZ
-----------------------------------------------------------------------
[Signature]

New York, New York
-----------------------------------------------------------------------
[City, State]

May 15, 2001
-----------------------------------------------------------------------
[Date]

(a) Dr. Purnendu Chatterjee is the sole general partner of Chatterjee Fund Management, L.P.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

         40

Form 13F Information Table Value Total:

         $96,831(thousands)

List of Other Included Managers:

                    Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                    NONE

Name of Institutional Investment Manager:                         Chatterjee Fund Management
Form:                                                             13F
13F File Number:                                                  28-7214
Report for the Quarter Ended:                                     March 31, 2001

                                                                                      Investment Discretion       Voting Authority
                                                                                   -------------------------------------------------
                                                                   Fair Market Value          Shared   Shared-
Issuer                Title of Class   Cusip Number   Shares       (in thousands)    Sole    Instr V    Other   Sole   Shared   None
------------------------------------------------------------------------------------------------------------------------------------
Answerthink Inc.      COM               036916104        16,360          $80          X                          X

Alliance Pharma-
ceutical Corp         COM               018773101        38,000         $124          X                          X

Aspect Communi-
cations Corp          COM               04523Q102       100,000         $442          X                          X

Bigstar Entertain-
ment Inc.             COM               089896104        13,580           $2          X                          X

Biopure Corp          CL A              09065H105        10,000         $133          X                          X

BMC Software Inc.     COM               055921100       217,352       $4,673          X                          X

Cognizant Technology
Solutions             CL A              192446102        57,200       $1,720          X                          X

CCC Information Svcs
Group Inc             COM               12487Q109     1,677,500      $14,521          X                          X

Commerce One Inc      COM               200693109       132,400       $1,235          X                          X

Computer Assoc Intl
Inc                   COM               204912109       247,936       $6,744          X                          X

Compuware Corp        COM               205638109        50,000         $488          X                          X

Critical Path Inc     COM               22674V100     1,122,400       $2,279          X                          X

Critical Path Inc     SB NT CV5.75%05   22674VAB6     1,000,000         $349          X

Exodus Communi-
cations Inc           COM               302088109        27,616         $297          X                          X

Grey Wolf Inc         COM               397888108       730,000       $4,745          X                          X

I2 Technologies
Inc                   COM               465754109        49,000         $714          X                          X

Ikon Office So-
lutions Inc           COM               451713101       385,065       $2,106          X                          X

Iluminet Holdings
Inc.                  COM               452334105        37,372         $768          X                          X

Indigo                ORD               N44495104        25,000         $100          X                          X

Infousa Inc.          COM               456818301       300,000       $1,303          X                          X

Infospace Inc.        COM               45678T102       203,541         $452          X                          X

Interwoven Inc.       COM               46114T102        48,022         $483          X                          X

MPower  Communi-
cations Inc           COM               62473J106       404,286       $1,023          X                          X

                                                                                      Investment Discretion       Voting Authority
                                                                                   -------------------------------------------------
                                                                   Fair Market Value          Shared   Shared-
Issuer                Title of Class   Cusip Number   Shares       (in thousands)    Sole    Instr V    Other   Sole   Shared   None
------------------------------------------------------------------------------------------------------------------------------------
Applera Corp
(AP BIO GRP)          COM               038020103        35,768         $993          X                          X

Applera Corp
(CE GEN GRP)          COM               038020202       459,042      $14,161          X                          X

Primus Telecommuni-
cations Grp           COM               741929103       140,630         $466                           X                 X

PSINET Inc.           COM               74437C101        60,000          $13          X                          X

RCN Corp              COM               749361101        21,055         $127          X                          X

Selectia              COM               816288104     1,144,140       $5,946          X                          X

Sensormatic Electrs
Corp                  COM               817265101       228,100       $4,334          X                          X

Sycamore Networks
Inc                   COM               871206108        98,200         $982          X                          X

Software Spectrum
Inc                   COM               833960107        41,340         $442          X                          X

Sybase Inc            COM               871130100     1,086,075      $16,834          X                          X

Tibco Software Inc    COM               88632Q103       275,000       $2,338          X                          X

Tripos Inc            COM               896928108        86,866         $985          X                          X

Portal Software Inc   COM               736126103        50,000         $422          X                          X

Promotions.com, Inc.  COM               74341U106       281,667          $68          X                          X

Vitria Technology     COM               92849Q104       200,000         $762

Webvan Group Inc      COM               94845V103        100000          $16          X                          X

Voicestream Wire-
less Corp             COM               928615103         34241       $3,163          X                          X


Report Summary: 40 Data Records                                       $96,831    0 Other Managers on Whose Behalf Report is Filed.

